EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the form of supplement to the combined prospectus of Eaton Vance Tax-Managed International Growth Fund and Eaton Vance Tax-Managed Value Fund (the "Funds") and the form of supplement to the combined statement of additional information of the Funds dated July 23, 2001 used with respect to the above series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 77 ("Amendment No. 77") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 77 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-01-500327) on July 20, 2001.


                                          EATON VANCE MUTUAL FUNDS TRUST


                                          By:/s/ Eric G. Woodbury
                                          -----------------------------------
                                          Eric G. Woodbury, Assistant Secretary
Date: July 25, 2001